Notes Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

13.	NOTES PAYABLE
Baidu, Inc.
The Company issued and publicly sold unsecured senior notes, and the details of the tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate

2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00	% *
2020 Notes	June 30, 2015	750	June 30, 2020	3.13	% *
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%

*	The 2019 Notes and 2020 Notes were fully repaid when they became due
The notes listed above are collectively referred to as the “Notes.”
The 2022
Ten-year
Notes bear interest at the rate of 3.500% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on May 28, 2013.
The 2019 Notes bear interest at the rate of 2.750% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on December 9, 2014.
The 2020 Notes bear interest at the rate of 3.000% per annum and the 2025
Ten-year
Notes bear interest at the rate of 4.125% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on December 30, 2015.
The 2022 Five-year Notes bear interest at the rate of 2.875% per annum and the 2027 Notes bear interest at the rate of 3.625% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on January 6, 2018.
The 2023 Notes bear interest at the rate of 3.875% per annum and the 2028 March Notes bear interest at the rate of 4.375% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on September 29, 2018.
The 2024 Notes including US$600 million issued in November and US$250 million in December 2018, respectively, bear interest at the rate of 4.375% per annum and the 2028 November Notes bear interest at the rate of 4.875% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on May 14, 2019.

The 2025 Five-year Notes bear interest at the rate of 3.075% per annum and the 2030 April Notes bear interest at the rate of 3.425% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on October 7, 2020.
The 2026 Notes bear interest at the rate of 1.720% per annum and the 2030 October Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually
in arrears on and of each year, beginning on April 9, 2021.
At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon
.
The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make whole amount plus accrued and unpaid interest. In addition, for the 2023 Notes, 2028 March Notes, 2024 Notes and 2028 November Notes, 2025 Five-year Notes, 2030 April Notes, 2026 Notes and 2030 October Notes, the Company may at its discretion, redeem all or any portion of the Notes at one or three months before the maturity date of respective notes, at a price equal to the greater of 100% of the principal amount of such Notes plus accrued and unpaid interest, if any, to (but not including) the redemption date. As of December 31, 2020, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain Notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.
The outstanding Notes were issued at a discount amounting to US$20 million. The total issuance costs of US$36 million were presented as a direct deduction from the principal amount of the outstanding Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes.
The principal amount and unamortized discount and debt issuance costs as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Principal amount	43,519	48,638	7,454
Unamortized discount and debt issuance costs	(210)	(230)	(35)

	43,309	48,408	7,419

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts (including the notes payable and loans payable (Note 12) but excluding convertible notes (Note 14)), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2021	7,465	1,144
2022	10,766	1,650
2023	6,525	1,000
2024	5,546	850
2025	7,178	1,100
Thereafter	18,596	2,850